Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 6,373		$ 6,244
Acquisitions (disposals) during the year			54
Foreign exchange and other	(33)		75
Ending balance	6,340	[1]	6,373
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,894		3,816
Foreign exchange and other	(1)		78
Ending balance	3,893		3,894
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,131		2,139
Foreign exchange and other	16		(8)
Ending balance	2,147		2,131
BMO capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	348		289
Acquisitions (disposals) during the year			54
Foreign exchange and other	(48)		5
Ending balance	300		348
Traditional wealth management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2,129		2,137
Foreign exchange and other	16		(8)
Ending balance	2,145		2,129
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2		2
Ending balance	2		2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97		97
Ending balance	97		97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,797		3,719
Foreign exchange and other	(1)		78
Ending balance	$ 3,796		$ 3,797

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).